Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	[1]	$ 102.6	$ 64.1	$ 62.8
Unpaid purchases of property, plant and equipment		18.5	22.6	11.2
Finance Lease Obligations
Statement [Line Items]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets		$ 5.0	$ 3.4	$ 19.0

[1]	Additional equipment of $5.0 was acquired through finance leases in 2017 (2016 — $3.4; 2015 —$19.0). See notes 4, 8 and 12. Unpaid purchases of property, plant and equipment at December 31, 2017 were $18.5 (December 31, 2016 — $22.6; December 31, 2015 — $11.2).